Bank Loans and Banking Facilities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Feb. 29, 2020	Dec. 31, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019
Debt Instrument [Line Items]
Bank borrowings	$ 72,330,000
Repayments of principal	54,870,000
Line of credit financing cost	276,000		$ 412,000
Assets pledged to banks	277,800,000		$ 81,700,000
Nam Tai Investment (Shenzhen) Co., Ltd. | Bank of Beijing
Debt Instrument [Line Items]
Repayments of principal	500,000
Line of credit, current						$ 7,160,000
Line of credit, maximum borrowing capacity						7,160,000
Line of credit financing cost						$ 290,000
Nam Tai Investment (Shenzhen) Co., Ltd. | Shenzhen Rural Commercial Bank | Nam Tai Technology Center
Debt Instrument [Line Items]
Repayments of principal	29,000,000.0
Line of credit, current				$ 16,820,000
Line of credit, maximum borrowing capacity				143,000,000
Nam Tai Investment (Shenzhen) Co., Ltd. | China Everbright Bank | Nam Tai Technology Center
Debt Instrument [Line Items]
Repayments of principal	1,450,000
Line of credit, current				1,430,000
Line of credit, maximum borrowing capacity				1,430,000
Line of credit financing cost				30,000.00
Zastron Electronic (Shenzhen) Co., Ltd. (Zastron Shenzhen) | Bank of China | Nam Tai Inno Park
Debt Instrument [Line Items]
Repayments of principal	23,150,000
Line of credit, current	39,560,000
Line of credit, maximum borrowing capacity					$ 143,000,000
Zastron Electronic (Shenzhen) Co., Ltd. (Zastron Shenzhen) | Xiamen International Bank | Nam Tai Inno Park
Debt Instrument [Line Items]
Repayments of principal	480,000
Line of credit, current	15,950,000
Line of credit, maximum borrowing capacity		$ 15,950,000
Debt Instrument, Face Amount		$ 15,950,000
Nam Tai (Shenzhen) Technology Park Operations Management Co., Ltd (“NTTP”) | Industrial Bank | Nam Tai Inno Valley
Debt Instrument [Line Items]
Repayments of principal	$ 290,000
Line of credit, current				4,300,000
Line of credit, maximum borrowing capacity				4,300,000
Line of credit financing cost				$ 170,000